ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS (Tables)	12 Months Ended
Dec. 31, 2019
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS
Schedule of advance to consumers on behalf of financing partners

	December 31,	December 31,
	2018	2019
	RMB	RMB
Advance to consumers on behalf of financing partners	521,908	2,135